Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (153.5)	$ (176.5)
Unrealized gains	$ (0.3)	0.4
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (678.2)	(574.7)
Impact on pre-tax earnings	3.6	1.4
Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(13.3)	(58.9)
Impact on pre-tax earnings	0.3	0.4
Cash and cash equivalents | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(21.6)	(21.3)
Cash and cash equivalents | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(4.1)	(8.8)
Equity securities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk		(23.9)
Equity securities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(16.6)	(7.9)
Trade receivables | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(21.5)	(21.0)
Other monetary assets | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(9.8)	(17.2)
Other monetary assets | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(0.8)	(0.6)
Accounts Payable And Accrued Liabilities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(102.7)	(83.8)
Accounts Payable And Accrued Liabilities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(19.3)	(26.1)
Deferred Income Taxes | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(642.1)	(561.2)
Deferred Income Taxes | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (18.8)	$ (62.0)